NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2025
NET INCOME PER SHARE
NET INCOME PER SHARE

14.NET INCOME PER SHARE

Basic net income per share and diluted net income per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2023, 2024 and 2025 as follows:

	Year ended December 31,
	2023	2024	2025

	(HK$ in thousands, except for share and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders of the Company	4,281,474	5,443,094	11,337,721
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,104,899,411	1,104,199,740	1,114,463,205
Net income per share attributable to ordinary shareholders of the Company - basic	3.88	4.93	10.17
Diluted net income per share calculation:
Numerator:
Net income attributable to ordinary Shareholders of the Company	4,281,474	5,443,094	11,337,721
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,104,899,411	1,104,199,740	1,114,463,205
Dilutive effect of share options and restricted share units	14,754,160	16,278,443	16,383,496
Weighted average number of ordinary shares outstanding - diluted	1,119,653,571	1,120,478,183	1,130,846,701
Net income per share attributable to ordinary shareholders of the Company - diluted	3.82	4.86	10.03

For the years ended December 31, 2023, 2024 and 2025, options to purchase ordinary shares and restricted share units that were anti-dilutive and excluded from the calculation of diluted net income per share were 1,525,875, 190,012 and 24,692 shares on a weighted average basis, respectively.